DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2017	Apr. 30, 2017
Derivative Liabilities Tables
Derivative liabilities

During the six months ended October 31, 2017, we had the following activity in our derivative liabilities:

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001
New issuances of debt	-	1,043,220	-	1,043,220
Debt conversions and warrant exercises	(1,906,006)	-	(5,614)	(1,911,620)
Change in fair value of derivative liabilities	(3,982,685)	30,173	(42)	(3,952,554)

Balance, October 31, 2017	$410,979	$1,378,068	$-	$1,789,047

		Convertible	Preferred
	Warrants	Notes	Stock	Total

Balance, April 30, 2015	$-	$-	$-	$-
Increases in derivative value due to new issuances	1,290,874	-	-	1,290,874
Change in fair value of derivative liabilities	(895,255)	-	-	(895,255)

Balance, April 30, 2016	395,619	-	-	395,619
Increases in derivative value to debt discount	-	208,782	-	208,782
Decrease in derivative value due to note conversions	-	(100,127)	-	(100,127)
Change in fair value of derivative liabilities	5,904,051	196,020	5,656	6,105,727

Balance, April 30, 2017	$6,299,670	$304,675	$5,656	$6,610,001